COMMITMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [Abstract]
COMMITMENTS

21.

COMMITMENTS

(a)

There was no capital commitment as of December 31, 2019 and 2020.

(b)

The Group has lease commitments in respect of premises under non-cancellable lease agreements for short-term leases with a lease term of less than 12 months. The future lease payments for the lease contracts are CNY124 (US$ 19) due within one year.